Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Sep. 30, 2025
Tao Ling [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder and director of the Company
Bozhen Gong [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Yun Tan [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Rongxin Ling [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Peizhen Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Ying Ling [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Jing Ling [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity which owns 5% equity interest of Luzhou Aozhi
Midea International Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder of the Company	[1]
Nanjing Aoni Investment Management Partnership (Limited Partnership) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity which owns 71.43% equity interest of Sichuan Aoniuxin	[2]

[1]	Midea International Co., Ltd became a new related party in January 2024 through a private placement issuance
[2]	Nanjing Aoni Investment Management Partnership (Limited Partnership) became a new related party in January 2024 through its investment in Auniuxin.